Derivatives - Additional Information (Detail) - Foreign Currency Forward Contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 4,650
Contract expiring terms	2017-03
(Losses) gains from foreign currency forward contracts not designated as hedging instruments	$ (306)	$ 2,552	$ 142
Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 33,200
Contract maturity period	One year or less
Contract expiring terms	2017-09
Pre-tax gain to be reclassified into earnings within the next 12 months	$ 490